Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2016
Land use rights, net
Schedule of land use rights, net
	As of December 31,
	2015	2016
	RMB	RMB
Land use rights	1,999,424	2,567,271
Less: Accumulated amortization	(71,232)	(119,760)

Net book value	1,928,192	2,447,511

Schedule of amortization expenses related to the land use rights for future periods
	For the year ended December 31,
	2017	2018	2019	2020	2021	2022 and thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	52,329	52,329	52,329	52,329	52,329	2,185,866